Summary of Classes of Share Capital - Treasury Shares (Details) - CAD ($) shares in Millions, $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2021
Disclosure of classes of share capital [line items]
Balance at beginning of period			$ 99,818
Balance at end of period	$ 102,592		$ 102,592
Treasury shares [member] | Common shares [member]
Disclosure of classes of share capital [line items]
Beginning balance, Number of shares	2.8	1.7	1.9	0.5
Purchase of shares, Number of shares	24.1	29.8	85.3	107.9
Sale of shares, Number of shares	(25.7)	(29.0)	(86.0)	(105.9)
Ending balance, Number of shares	1.2	2.5	1.2	2.5
Balance at beginning of period	$ (243)	$ (123)	$ (152)	$ (37)
Purchase of shares, Amount	(2,107)	(2,565)	(8,131)	(8,398)
Sale of shares, Amount	2,246	2,499	8,179	8,246
Balance at end of period	$ (104)	$ (189)	$ (104)	$ (189)
Treasury shares [member] | Preferred shares and other equity instruments [member]
Disclosure of classes of share capital [line items]
Beginning balance, Number of shares	0.2	0.2	0.1	0.1
Purchase of shares, Number of shares	0.6	1.1	2.3	4.4
Sale of shares, Number of shares	(0.6)	(1.1)	(2.2)	(4.3)
Ending balance, Number of shares	0.2	0.2	0.2	0.2
Balance at beginning of period	$ (13)	$ (5)	$ (10)	$ (4)
Purchase of shares and other equity instruments	(52)	(28)	(142)	(107)
Sale of shares and other equity instruments	49	28	136	106
Balance at end of period	$ (16)	$ (5)	$ (16)	$ (5)